SHARE-BASED COMPENSATION, RSU Activity (Details) - RSUs [Member] - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of Shares [Roll Forward]
Outstanding, beginning balance (in shares)	36,075	161,480	284,014
Granted (in shares)	0	0	0
Vested (in shares)	(36,075)	(119,666)	(122,534)
Canceled or forfeited (in shares)	0	(5,739)	0
Outstanding, ending balance (in shares)	0	36,075	161,480
Weighted Average Grant Date Fair Value [Abstract]
Outstanding and unvested, beginning balance (in dollars per share)	$ 12.28	$ 12.81	$ 12.88
Granted (in dollars per share)	0	0	0
Vested (in dollars per share)	12.28	12.99	12.98
Canceled or forfeited (in dollars per share)	0	12.28	0
Outstanding and unvested, ending balance (in dollars per share)	0	12.28	12.81
Weighted Average Remaining Contractual Life and Intrinsic Value [Abstract]
Closing price per share (in dollars per share)	$ 13.65	$ 13.15	$ 16.07
Intrinsic value of unvested shares		$ 0.5	$ 2.6